Note 5 - Loans, Net of Allowance for Credit Losses	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Loans, net of allowance for credit losses:

The Bank organizes its lending portfolio into the following four broad asset categories: Point-of-Sale Loans and Leases, Commercial Real Estate Mortgages, Commercial Real Estate Loans, and Public Sector and Other Financing. These categories have been established in the Bank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Point-of-Sale Loans and Leases Receivable Purchase Program (“POS/RPP Financing”) asset category is comprised of point-of-sale loan and lease receivables acquired from the Bank’s network of origination and servicing partners as well as warehouse loans that provide bridge financing to the Bank’s origination and servicing partners for the purpose of accumulating and seasoning practical volumes of individual loans and leases prior to the Bank purchasing the cashflow receivables derived from same.

The Commercial Real Estate Mortgages (“CRE Mortgages”) asset category is comprised primarily of Residential Construction, Term, CMHC Insured and Land Mortgages. All of these loans are business-to-business loans with the underlying credit risk exposure being primarily consumer in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

The Commercial Real Estate Loans (“CRE Loans”) asset category is comprised primarily of condominium corporation financing loans.

The Public Sector and Other Financing (“PSOF”) asset category is comprised primarily of public sector loans and leases, a small balance of corporate loans and leases and single family residential conventional and insured mortgages.

Summary of loans and allowance for credit losses:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Point-of-sale loans and leases	$3,228,354	$2,879,320	$2,776,126
Commercial real estate mortgages	736,345	889,069	810,630
Commercial real estate loans	8,523	8,793	9,298
Public sector and other financing	56,923	55,054	49,627
	4,030,145	3,832,236	3,645,681

Allowance for credit losses	(2,401)	(2,513)	(2,697)
Accrued interest	21,705	20,681	18,688

Total loans, net of allowance for credit losses	$4,049,449	$3,850,404	$3,661,672

Three & nine month periods ended July 31, 2024 and 2023

The following table provides a summary of loan amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at July 31, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$3,219,239	$9,057	$58	$3,228,354	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	565	-	-	565	100	-	-	100
EL %	0.02%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$524,773	$211,572	$-	$736,345	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,213	387	-	1,600	1,699	523	-	2,222
EL %	0.23%	0.18%	0.00%	0.22%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$7,083	$1,440	$-	$8,523	$8,793	$-	$-	$8,793
ECL allowance	48	11	-	59	42	-	-	42
EL %	0.68%	0.76%	0.00%	0.69%	0.48%	0.00%	0.00%	0.48%
Public sector and other financing	$56,281	$642	$-	$56,923	$49,293	$5,761	$-	$55,054
ECL allowance	176	1	-	177	104	45	-	149
EL %	0.31%	0.16%	0.00%	0.31%	0.21%	0.78%	0.00%	0.27%
Total loans	$3,807,376	$222,711	$58	$4,030,145	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	2,002	399	-	2,401	1,945	568	-	2,513
Total EL %	0.05%	0.18%	0.00%	0.06%	0.05%	0.34%	0.00%	0.07%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its loans in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) on loan and lease receivables included in the POS/RPP Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires the recognition of credit losses based on 12 months of expected losses for performing loans which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on loans that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s Stage 2 grouping. While there is elevated credit risk in the Bank’s POS/RPP Financing portfolio as at the measurement date, management does not believe that this represents significant increase in credit risk in that portfolio and the majority of this portfolio remains in Stage 1. Impaired loans require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Key assumptions driving Moody’s Analytics’ baseline macroeconomic forecast trends this quarter include: the Bank of Canada cutting interest rates at its September and December policy meetings; the Canadian economy returning to modest growth in late 2024 and early 2025 and inflation approaching the Bank of Canada’s target by the end of 2024; elevated debt service obligations strain household finances but result in only modest loan deterioration; high financing costs and low sales volumes cause home prices to contract until the end of the 2024 when falling interest rates help rejuvenate demand; the various military conflicts continue but do not escalate to other regional powers; supply-chain bottlenecks continue to ease which aids in moderating inflation; outbreaks of disease or illness have very little economic impact; and global oil prices stabilize with West Texas Intermediate in the low US $80 per barrel range until early 2025.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at July 31, 2024 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at July 31, 2024:

(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,401	$1,574		$1,867		$2,570
Variance from reported ECL		(827)		(534)		169
Variance from reported ECL (%)		(34%	)	(22%	)	7%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$207	$-	$-	$207
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	358	-	-	358
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	358	-	-	358
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Commercial real estate mortgages
Balance at beginning of period	$1,643	$299	$-	$1,942
Transfer in (out) to Stage 1	65	(65)	-	-
Transfer in (out) to Stage 2	(230)	230	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(172)	(58)	-	(230)
Loan originations	7	-	-	7
Derecognitions and maturities	(100)	(19)	-	(119)
Provision for (recovery of) credit losses	(430)	88	-	(342)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$387	$-	$1,600

Commercial real estate loans
Balance at beginning of period	$58	$-	$-	$58
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(11)	11	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1	-	-	1
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(10)	11	-	1
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$48	$11	$-	$59

Public sector and other financing
Balance at beginning of period	$185	$10	$-	$195
Transfer in (out) to Stage 1	9	(9)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(18)	-	-	(18)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(9)	(9)	-	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$176	$1	$-	$177

Total balance at end of period	$2,002	$399	$-	$2,401

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2023:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$627	$-	$-	$627
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	52	(33)	-	19
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	19	-	-	19
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,647	$120	$-	$1,767
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(106)	106	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	138	44	-	182
Loan originations	56	-	-	56
Derecognitions and maturities	(94)	(5)	-	(99)
Provision for (recovery of) credit losses	8	131	-	139
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$59	$-	$-	$59
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$70	$3	$-	$73
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(4)	10	-	6
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	18	-	22
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	465	-	-	465
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	465	-	-	465
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	297	(297)	-	-
Transfer in (out) to Stage 2	(392)	392	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(278)	(169)	-	(447)
Loan originations	84	-	-	84
Derecognitions and maturities	(197)	(62)	-	(259)
Provision for (recovery of) credit losses	(486)	(136)	-	(622)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$387	$-	$1,600

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(11)	11	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	6	-	-	6
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	6	11	-	17
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$48	$11	$-	$59

Public sector and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	27	(27)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	32	(17)	-	15
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	72	(44)	-	28
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$176	$1	$-	$177

Total balance at end of period	$2,002	$399	$-	$2,401

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2023:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	122	(122)	-	-
Transfer in (out) to Stage 2	(257)	257	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	236	(135)	-	101
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	101	-	-	101
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(224)	224	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	560	6	(13)	553
Loan originations	205	-	-	205
Derecognitions and maturities	(129)	(10)	-	(139)
Provision for (recovery of) credit losses	505	114	-	619
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	-	-	-	-
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(4)	-	-	(4)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	6	12	-	18
Loan originations	59	-	-	59
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	57	20	-	77
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697

Credit quality:

The Bank assigns a risk rating to each lending asset comprising its lending portfolio. A risk rating is assigned as a function of each new credit application, annual review or an amendment to a facility. The risk rating considers the credit risk attributes of the lending asset, structure, individual borrower circumstances as well as local, regional and global macroeconomic and market conditions. The Bank aggregates its risk rating assignments into the following three broad categories:

i) Satisfactory – The borrower and lending asset valuation are of acceptable credit quality.

ii) Watchlist – The borrower or the lending asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The lending asset requires close supervision.

iii) Classified – The collection of the structural payment and/or the full repayment of the lending asset is uncertain.

As of July 31, 2024, 97% ( October 31, 2023 – 99%) of the Bank’s lending assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.